Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Nov. 30, 2021 shares	Nov. 08, 2021 $ / shares
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Percentage of legal reserve on share capital	25.00%
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Number of shares outstanding	157,164,000	314,328,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	314,328,000	157,164,000
Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued	55,000,000		55,000,000
J & R Holding Limited [member]
Disclosure of classes of share capital [line items]
Number of shares remitted	23,352,000
ASE Test Limited [member]
Disclosure of classes of share capital [line items]
Number of shares remitted	44,100,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution	30.00%
Top of range [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares	$ 104.3
Top of range [member] | Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 150
Bottom of range [member] | Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 90